Risk Management (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure of financial risk management [text block] [Abstract]
Cash and cash equivalents, description	The Group held cash and cash equivalents of ZAR 731.7 million as at February 28, 2022 (2021: ZAR 104.9 million).
Restricted cash (in Rand)		R 882.4
Exchange rate sensitivity, percentage	10.00%
Interest rate, description	The term loan with Caixa Geral Depositos de S.A attracts interest at a rate of 3% p.a
Interest at rate	2.05%
Factor interest rate	1.00%